S000001471 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
ICE BofA 1-3 Year U.S. Treasury Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.09%	1.79%	1.85%
BATS: Short Duration Taxable Total Return Series
Prospectus [Line Items]
Average Annual Return, Percent		6.06%	2.64%	3.02%
BATS: Short Duration Taxable Total Return Series | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.10%	1.17%	1.66%
BATS: Short Duration Taxable Total Return Series | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.56%	1.37%	1.71%

[1]	An index that is a subset of ICE BofA US Treasury Index including all securities with a remaining term to final maturity less than 3 years. On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year U.S. Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.